RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

On March 27, 2024, the Company’s founder, Redhawk Acquisition One, LLC, purchased 3,750,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $3,750. Mr. Reithinger, the Company’s President, Treasurer and Director, beneficially owns 750,000 shares of common stock through Escala Asset Management, LLC, an entity owned and controlled by Mr. Reithinger. Such entity owns a 20% member interest in RedHawk Acquisition One, LLC. Mr. Walsh, the Company’s Secretary and Director, beneficially owns 750,000 shares of common stock through Walsh Corporate Finance, LLC, an entity owned and controlled by Mr. Walsh. Such entity owns a 20% member interest in RedHawk Acquisition One, LLC.

Preferred Shares

On April 22, 2024, the Board of Directors established a designation of preferred stock, $0.001 par value per share as Series A Preferred Stock and the relative rights and preferences thereof. As of December 31, 2024 and 2023, there were 36 and 0, respectively, shares of Series A Preferred Stock held by related parties (see Note 6).

Founding Expenses

During the year ended December 31, 2024, Mr. Reithinger paid for certain expenses involved with the incorporation of the Company with personal funds. During the year ended December 31, 2024 and for the period December 13, 2023 (inception) through December 31, 2023, these expenses totaled $100 and $0, respectively, and are recorded as a related party accounts payable on the accompanying balance sheets as of December 31, 2024 and 2023, respectively.

Office Space

The office space used by the Company is provided by Eventus Advisory Group, LLC (“Eventus”), a private CFO-services firm, managed by Mr. Reithinger, at no charge.